Other Expense, Net - Other Expense, Net (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Components of Other Expense (Income), Net [Line Items]
Restructuring	$ 21
Restructuring charges, after tax	21
Unrealized gain on investment revaluation	65	$ 31
Impairment of assets	435	727
Asset impairment charges after tax	57
Net (gains) losses on investment	(32)	6
Loss on investments, after tax		5
Proceeds from sale of investments		231
Proceeds on the sale of business		1,230
Gain on the sale of business		524
Gain on the sale of business, after tax		447
Private Equity Investments [Member]
Components of Other Expense (Income), Net [Line Items]
Unrealized gain on investment revaluation	34	17
Unrealized gain on investment revaluation, after tax	29	15
Non-cash impairment charge on private equity investment	2
Non-cash impairment charge on private equity investment, after tax	2
Lyft [Member] | Private Equity Investments [Member]
Components of Other Expense (Income), Net [Line Items]
Net (gains) losses on investment		23
Loss on investments, after tax		$ 20
Number of shares sold of (investment in) Lyft, Inc.		5,400,000
Proceeds from sale of investments		$ 231
Power & Vision [Member]
Components of Other Expense (Income), Net [Line Items]
Restructuring
Power & Vision [Member] | Electronic Operations [Member]
Components of Other Expense (Income), Net [Line Items]
Impairment of assets		27
Asset impairment charges after tax		20
Body Exteriors & Structures [Member]
Components of Other Expense (Income), Net [Line Items]
Restructuring	$ 21	31
Restructuring charges, after tax		$ 31